CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total
Balance at Dec. 31, 2020	$ 101	$ 26,049	$ (30)	$ 147,770	$ 173,890
Balance (in shares) at Dec. 31, 2020	12,938,128
Net loss for the year				(3,001)	(3,001)
Dividend paid				(80,734)	(80,734)
Balance at Dec. 31, 2021	$ 101	26,049	(30)	64,035	90,155
Balance (in shares) at Dec. 31, 2021	12,938,128
Net loss for the year				(3,225)	(3,225)
Balance at Dec. 31, 2022	$ 101	26,049	(30)	60,810	86,930
Balance (in shares) at Dec. 31, 2022	12,938,128
Net loss for the year				(66)	(66)
Balance at Dec. 31, 2023	$ 101	$ 26,049	$ (30)	$ 60,744	$ 86,864
Balance (in shares) at Dec. 31, 2023	12,938,128